Accumulated Other Comprehensive Income - Components of AOCI (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Accumulated Other Comprehensive Income Loss [Line Items]
Derivatives	$ 149.1	$ 214.4	$ 220.2	$ 172.6	$ 1.4
DAC/VOBA adjustment on available-for-sale securities	(1,165.4)	(2,783.6)	(2,862.5)	(2,202.3)	(1,251.0)
Sales inducements adjustment on available-for-sale securities	(63.1)	(147.4)	(137.4)	(80.3)	(95.4)
Other	(27.6)	(40.5)	(41.0)	(33.2)	(38.8)
Unrealized capital gains (losses), before tax	2,459.6	5,148.1	5,130.4	3,436.8	1,616.0
Deferred income tax asset (liability)	(562.2)	(1,496.8)	(1,495.0)	(915.1)	(664.7)
Net unrealized capital gains (losses)	1,897.4	3,651.3	3,635.4	2,521.7	951.3
Pension and other post-employment benefits liability, net of tax	52.6	59.4	66.1	73.3	22.0
AOCI	1,950.0	3,710.7	3,701.5	2,595.0	973.3
Fixed maturities
Components Of Accumulated Other Comprehensive Income Loss [Line Items]
Fixed maturities, net of OTTI	3,525.2	7,863.0	7,904.6	5,546.8	2,924.2
Equity securities
Components Of Accumulated Other Comprehensive Income Loss [Line Items]
Equity securities, available-for-sale	$ 41.4	$ 42.2	$ 46.5	$ 33.2	$ 75.6